Share-Based Payment - Additional Information (Detail) R$ / shares in Units, R$ in Thousands	1 Months Ended					12 Months Ended
	Jun. 30, 2020 shares $ / shares	Dec. 31, 2019 shares	Aug. 31, 2019 shares $ / shares	Apr. 30, 2019 shares	Sep. 30, 2018 shares $ / shares	Dec. 31, 2020 BRL (R$) shares R$ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 BRL (R$) shares	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 branch
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incentive shares, lock-up period										10 years
Number of days option to repurchase shares						90 days
Largest payout of award's before 10 years lock-up periods expires, percent										85.00%
Shares lock-up period										10 years
Number of tranches, vesting | branch										3
Percentage of voting rights for settlement event						50.00%
Share options granted (in shares)						329,405		14,597
Number of shares accelerated (in shares)						302,243		159,751
Number of shares cancelled (in shares)						93,000		635,962
Share-based payments | R$						R$ 120,777		R$ 64,509	R$ 60,843
Phantom shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares originally granted, date						December 1, 2017
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)					5,261,256
Number of other equity instruments granted in share-based payment arrangement (in shares)			9,437
Number of instruments cancelled (in shares)			527,350
Share options granted (in shares)						329,405
Number of shares accelerated (in shares)						302,243
Number of shares cancelled (in shares)						91,866
Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments cancelled (in shares)								106,722
Share options granted (in shares)					135,198
Weighted average exercise price of share options granted in share-based payment arrangement (USD per share) | $ / shares	$ 24.92				$ 24.00
Number of shares cancelled (in shares)	1,134
Stock Options One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options granted (in shares)			5,160
Weighted average exercise price of share options granted in share-based payment arrangement (USD per share) | $ / shares			$ 30.00
IPO | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares vested					6.00%
Share based compensation award tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares lock-up period										3 years
Number of percentage incentive shares recognized on grant date fair value										75.00%
Share based compensation award tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of percentage incentive shares recognized on grant date fair value										5.00%
Incentive shares, period of recognition from grant date										3 years
Additional incentive shares discount rate										5.00%
Share based compensation award tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares lock-up period										7 years
Number of percentage incentive shares recognized on grant date fair value										5.00%
Incentive shares, period of recognition from grant date										7 years
Additional incentive shares discount rate										5.00%
Under 4 Years | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares vested					9.00%
Under 5 Years | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares vested			15.00%		18.00%
Description of maximum term of options granted for share-based payment arrangement			5 years
Under 7 Years | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares vested			20.00%		21.00%
Description of maximum term of options granted for share-based payment arrangement			7 years
Under 10 Years | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares vested			65.00%		46.00%
Weighted average share price, share options granted (USD and R per share) | $ / shares			$ 35.54
Description of maximum term of options granted for share-based payment arrangement			10 years
Excercise Period One | Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares excercisable					77.00%
Options exercisable period					5 years
Excercise Period One | Stock Options One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares excercisable			50.00%
Options exercisable period			3 years
Excercise Period Two | Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares excercisable					5.00%
Options exercisable period					7 years
Excercise Period Two | Stock Options One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares excercisable			50.00%
Options exercisable period			5 years
Excercise Period Three | Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares excercisable					18.00%
Options exercisable period					10 years
Bottom of range | Share based compensation award tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares lock-up period										3 years
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Repurchase right exercise period						2 years
Top of range | Share based compensation award tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares lock-up period										7 years
Class A common stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Repurchase of common stock shares during the period (in shares)						7,595		3,838
Class A common stock | Restricted share units and stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares accelerated (in shares)				151,182
Class A common stock | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted (USD and R per share) | (per share)					$ 24.00	R$ 163.78	$ 29.69
Class A common stock | RSU | Treasury shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Repurchase of common stock shares during the period (in shares)					11,601
Number of instruments cancelled (in shares)		1,890
Common stock shares redeemed during the period (in shares)		8,569